Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of equity purchase option activity
	Number of	Weighted	Weighted
	Equity	Average	Average
	Purchase	Exercise	Remaining	Intrinsic
	Options	Price	Term (in years)	Value

Outstanding, January 1, 2019	–	–
Granted	600,000	$11.50
Exercised	–	–
Expired	–	–
Forfeited	–	–
Outstanding, December 31, 2019	600,000	$11.50	2.8	$–

Exercisable, December 31, 2019	600,000	$11.50	2.8	$–

Schedule of fair value of options granted
Risk free interest rate	1.74 – 1.77%
Expected term (years)	6.25 years
Expected volatility	36%
Expected dividends	0.0

Schedule of option activity
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs.)	Value

Outstanding, January 1, 2020	2,480,000	4.34	9.86	$-
Granted	-	-
Exercised	-	-
Expired	-	-
Forfeited	(120,000)	4.09
Outstanding, March 31, 2020	2,360,000	$4.36	9.61	$-

Exercisable, March 31, 2020	-	$-	-	$-

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (in years)	Value

Outstanding, January 1, 2019	–	–
Granted	2,480,000	$4.34
Exercised	–	–
Expired	–	–
Forfeited	–	–
Outstanding, December 31, 2019	2,480,000	$4.34	9.89	$–

Exercisable, December 31, 2019	–	$–	–	$–

Schedule of warrant activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, December 31, 2018	3,800,003	11.50
Issued	14,837,000	11.50
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2019	18,637,003	$11.50	4.6	$-

Exercisable, December 31, 2019	18,637,003	$11.50	4.6	$-